Share-Based Compensation - Additional Information (Details)	Dec. 31, 2024 shares
2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant (in shares)	3,000,000
2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant (in shares)	3,000,000